Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

(4) Related Party Transactions

For the three months ended March 31, 2015, Evolutionary Genomics, Inc., the majority shareholder of the Company as of March 31, 2015, advanced $17,531 in payment of expenses on behalf of the Company.

The Company uses the offices of its President for its mailing address and minimal office facility needs for no consideration. No provision for these costs has been provided since it has been determined that they are immaterial.

(3) Related Party Transactions

The Company's officers and directors are also the officers and directors of Evolutionary Genomics, Inc. with whom the Company has entered into the Amended and Restated Agreement and Plan of Merger dated March 2, 2015. Mr. Warnecke is the Evolutionary Genomics, Inc.'s Chief Executive Officer and Chairman of the Board and owns, directly or indirectly, 782,539 shares, or 64.2% of the Series B-2 Preferred Stock outstanding and 1,104,596 shares or 28.7% of the Common Stock outstanding as of December 31, 2014.

Mr. Warnecke is also 100% owner of Sixty-Five Roses Ranch, Inc. which acts as the Managing Member of EG I, LLC, which is a party to the Amended and Restated Agreement and Plan of Merger dated March 2, 2015.  As of December 31, 2014, Mr. Warnecke's ownership, either directly or indirectly of EG I, LLC  consisted of 495,772 of the 3,056,000 class A interests and Sixty-Five Roses Ranch, Inc. owned 169,778 of the 727,619 class B interests.

The Company maintains a mailing address at the offices of its chief executive officer, Steve B. Warnecke, located at 1026 Anaconda Drive, Castle Rock, CO 80108 at no cost to the Company.

At December 31, 2013, the Company owed $76,512 to related parties for expenses of the Company. As of June 30, 2014, the Company owed $88,002 to related parties for the expenses of the Company.  On June 30, 2014, Sanford Schwartz and Michael Friess, the former majority shareholders of both the related party and the Company as of June 30, 2014, released the Company of debt totaling $88,002 resulting in a reclassification of the related party debt to additional paid in capital.  For the six months ended December 31, 2014, Evolutionary Genomics, Inc., the majority shareholder of the Company as of December 31, 2014, advanced $13,672 in payment of expenses on behalf of the Company. The advances are uncollateralized, bear no interest and are due on demand.